Gains or losses on financial assets and liabilities (net)	12 Months Ended
Dec. 31, 2017
Gains or losses on financial assets and liabilities (net)
Gains/(losses) on financial assets and liabilities (net)

38. Gains/(losses) on financial assets and liabilities (net)

Gains/(losses) on financial assets and liabilities (net) include the amount of the valuation adjustments of financial instruments, except those attributable to interest accrued as a result of application of the effective interest method, impairment losses and the realized gains or losses obtained from the sale and purchase thereof.

The breakdown of Gains/(losses) on financial assets and liabilities (net) by type of instrument is as follows:

	2015	2016	2017

Financial instruments held for trading	2,405	3,626	3,223
Of which:
Debt instruments	487	784	494
Equity instruments	96	109	29
Derivatives	1,916	2,765	2,736
Others	(94)	(32)	(36)
Recognized profit from sale of available-for-sale financial instruments	177	120	9
Hedging derivatives	(78)	14	226
Of which:
Fair value hedge – hedged items (Note 13)	(105)	375	341
Fair value hedge – hedging derivative instruments (Note 13)	23	(363)	(117)
Cash flow hedge inefficiency (Note 13)	4	2	2
	2,504	3,760	3,458